CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011
Sales of Products	$ 608,661	$ 913,941	$ 2,692,152		$ 4,016,058
Sales of Engineering Services	130,523	196,100	536,076		809,605
Total Sales	739,184	1,110,041	3,228,228		4,825,663
Cost of Sales - Products	282,013	676,453	2,135,484		3,187,835
Cost of Sales - Engineering Services	55,374	74,505	205,542		426,986
Total Cost of Sales	337,387	750,958	2,341,026		3,614,821
Gross Profit	401,797	359,083	887,202		1,210,842
Operating Expenses:
Research and Development	317,695	247,338	1,153,403		1,340,973
Selling and Marketing	274,743	354,706	1,225,154		1,647,105
General and Administrative	416,686	562,591	2,181,310		2,590,636
Depreciation and Amortization	98,348	135,827	468,817		468,823
Impairment of Patents and Trademarks	0	9,268	64,703		35,265
Total Operating Expenses	1,107,472	1,309,730	5,093,387		6,082,802
(Loss) from Continuing Operations	(705,675)	(950,647)	(4,206,185)		(4,871,960)
Other Income (Expense)
Interest and Other (Expense) Income	0	48	232		1,182
Foreign Exchange Gain (Loss)	(13,070)	(4,942)	(11,111)		(35,770)
Loss on Derivative Valuation	(14,287)	0
Amortization of Senior Term Debt Discount	(9,728)	0
Interest Expense	(179,842)	(95,049)	(509,925)		(398,629)
Total Other Income (Expense)	(216,927)	(99,943)	(520,804)		(433,217)
(Loss) from Continuing Operations Before Provision for Income Taxes	(922,602)	(1,050,590)	(4,726,989)		(5,305,177)
Provision (Benefit) for Income Taxes	13,696	17,002	20,398		27,689
(Loss) from Continuing Operations	(936,298)	(1,067,592)	(4,747,387)		(5,332,866)
Income (Loss) from Discontinued Operations	0	223,109	(747,580)		1,453,285
Gain on Disposal of Discontinued Operations, net of tax	0	0	5,817,807		0
Net Income (Loss)	$ (936,298)	$ (844,483)	$ 322,840		$ (3,879,581)
Earnings (Loss) per Share from Continuing Operations
Basic			$ (1.34)		$ (1.52)
Diluted			$ (1.34)	[1],[2]	$ (1.52)	[1],[2]
Basic and Diluted	$ (0.26)	$ (0.30)
Earnings (Loss) per Share
Basic			$ 0.09		$ (1.10)
Diluted			$ 0.09	[1]	$ (1.10)	[1]
Basic and Diluted	$ (0.26)	$ (0.24)
Weighted-average Shares Outstanding
Basic			3,536,865		3,518,333
Diluted			3,651,100		4,193,282
Basic and Diluted	3,536,865	3,536,865

[1]	Due to net loss for period, dilutive loss per share is the same as basic.
[2]	Due to the antidilutive impact of the convertible debt under the if-converted method, the diluted earnings per share is the same as basic.